Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2023
Schedule IV - Reinsurance
Schedule IV - Reinsurance

Schedule IV - Reinsurance

As of December 31, 2023, 2022 and 2021 and for each of the years then ended

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other		assumed
	amount	companies	companies	Net amount	to net

	($ in millions)
2023:
Life insurance in force	$329,287.2	$333,380.6	$388,012.8	$383,919.4	101.1%

Premiums:
Life insurance and annuities	$3,847.1	$387.9	$517.0	$3,976.2	13.0%
Accident and health insurance	2,576.7	156.2	—	2,420.5	—%
Total	$6,423.8	$544.1	$517.0	$6,396.7	8.1%

2022:
Life insurance in force	$317,116.8	$222,711.4	$374,462.3	$468,867.7	79.9%

Premiums:
Life insurance and annuities	$2,824.1	$297.9	$503.5	$3,029.7	16.6%
Accident and health insurance	2,392.4	157.8	—	2,234.6	—%
Total	$5,216.5	$455.7	$503.5	$5,264.3	9.6%

2021:
Life insurance in force	$299,318.1	$195,641.7	$367,764.8	$471,441.1	78.0%

Premiums:
Life insurance and annuities	$2,693.4	$494.3	$494.3	$2,693.4	18.4%
Accident and health insurance	2,176.3	155.7	—	2,020.6	—%
Total	$4,869.7	$650.0	$494.3	$4,714.0	10.5%

20. INTERIM FINANCIAL STATEMENTS (UNAUDITED)

The unaudited interim consolidated financial statements of Principal Life Insurance Company for the six months ended June 30, 2024 are included in this section of the prospectus. They should be read in conjunction with the audited consolidated financial statements of Principal Life Insurance Company under 19. FINANCIAL STATEMENTS. The financial statements should be considered only as they relate to our ability to meet our obligations under the Contract.